Derivatives Financial Instruments by Maturity (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount		R$ 841,676,369
Swap contract [member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Notional amount	[1]	418,137,448		R$ 278,752,387		R$ 282,164,189
Swap contract [member] | Assets [Member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		30,501,795		58,388,872
Swap contract [member] | Assets [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		99,817,727		98,073,784
Swap contract [member] | Assets [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		287,817,926		122,289,731
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	[1]	1,130,172,099		2,043,286,085		1,446,536,133
Option contract [member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		749,406,698		931,156,902
Option contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		128,500,299		572,661,800
Option contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		252,265,102		539,467,382
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount		287,984,278	[1]	270,258,566	[1]	433,873,180
Futures contract [member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		167,320,563		181,521,486
Futures contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		45,239,639		36,328,390
Futures contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		75,424,076		52,408,689
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount		167,611,313	[1]	163,040,700		R$ 169,401,317
Forward Contracts and Others [Member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		72,761,669		104,098,351
Forward Contracts and Others [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		67,060,436		33,788,798
Forward Contracts and Others [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		R$ 27,789,208		R$ 25,153,551

[1]	Nominal value of updated contracts.